Taxation (Components of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC Mainland Entities [Member] CNY	Dec. 31, 2013 PRC Mainland Entities [Member] CNY	Dec. 31, 2012 PRC Mainland Entities [Member] CNY	Dec. 31, 2014 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2013 Non-PRC Mainland Entities [Member] CNY	Dec. 31, 2012 Non-PRC Mainland Entities [Member] CNY
Components of Income Tax Expense [Line Items]
Current income tax expense		176,289	321,446	506,463	121,002	244,413	393,630	55,287	77,033	112,833
Deferred income tax expense (benefit)		11,029	(53,529)	(20,884)	28,445	(24,808)	13,049	(17,416)	(28,721)	(33,933)
Withholding tax								61,310	54,356	59,960
Income tax expense	$ 40,072	248,628	322,273	545,540	149,447	219,605	406,680	99,181	102,668	138,860